Business Combinations - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2010	Dec. 29, 2011 Working Capital Adjustments	Dec. 31, 2010 Gas Gathering Agreement	Dec. 31, 2010 Customer Relationships	Dec. 29, 2011 Marcellus Shale mi	Dec. 29, 2011 Marcellus Shale Customer Relationships	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C.	Dec. 20, 2012 Chesapeake Midstream Operating, L.L.C.	Dec. 20, 2012 Chesapeake Midstream Operating, L.L.C. Gas Gathering Systems mi acre	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C. Gas Gathering Systems	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C. Gas Gathering Agreement mi acre	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C. Customer Relationships	Dec. 29, 2011 Appalachia Midstream	Dec. 31, 2012 Appalachia Midstream Customer Relationships	Dec. 31, 2010 Haynesville Springridge	Dec. 21, 2010 Haynesville Springridge
Business Acquisition [Line Items]
Percentage of equity interest acquired									100.00%	100.00%
Consideration paid for acquisition				$ 7,300,000					$ 2,160,000,000	$ 2,160,000,000					$ 879,300,000		$ 500,000,000	$ 500,000,000
Length of gas gathering pipeline							549				1,675		1,675
Pipeline area covered											4,300,000		4,300,000
Income attributable to operation	67,542,000	433,000					400,000		3,000,000
Purchase price attributable to customer relationships acquired								461,200,000						207,900,000
Customer relationship useful life						15 years		15 years						20 years		15 years
Common units issued for acquisition															9,791,605
Consideration paid In cash															600,000,000		266,000,000	266,000,000
Percentage of Operation			100.00%				100.00%											100.00%
Percentage of Limited Partnership Interest							47.00%
Number of gas gathering system							10					10
Consideration paid in cash with a draw on the Partnership's revolving credit																	234,000,000	234,000,000
Intangible assets					$ 327,500,000	$ 172,500,000